Document And Entity Information	Jul. 29, 2019
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 29, 2019
Entity Registrant Name	ARMSTRONG WORLD INDUSTRIES INC
Entity Central Index Key	0000007431
Entity Emerging Growth Company	false
Trading Symbol	AWI
Entity File Number	1-2116
Entity Tax Identification Number	230366390
Entity Address, Address Line One	2500 Columbia Avenue P.O. Box 3001
Entity Address, City or Town	Lancaster
Entity Address, State or Province	Pennsylvania
Entity Address, Postal Zip Code	17603
City Area Code	(717)
Local Phone Number	397-0611